Tax Matters - Provision for Taxes on Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current income taxes:
Federal		$ 342	$ 67	$ 393
State and local		(52)	(8)	85
Deferred income taxes:
Federal		(419)	300	725
State and local		(106)	(36)	(256)
Total U.S. tax provision		(235)	323	948
International
Current income taxes		1,532	1,951	2,321
Deferred income taxes		(175)	(284)	(149)
Total international tax provision		1,358	1,667	2,172
Provision for taxes on income	[1]	$ 1,123	$ 1,990	$ 3,120

[1]	Amounts may not add due to rounding.